Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Oct. 14, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net loss	$ (164,827)	$ (139,219)	$ (79,605)
Currency translation adjustment, net of tax	(259)	248	191
Comprehensive loss	(165,086)	$ (138,971)	$ (79,414)
Comprehensive loss attributable to noncontrolling interest	(121,036)
Comprehensive loss attributable to Bakkt Holdings, Inc.	$ (44,050)